Revenues - Schedule of Disaggregated Revenue by Geographical Areas (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Disaggregated revenue		$ 259,439	$ 220,825
Americas [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	[1]	135,256	117,777
EMEA [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue		90,125	75,882
APAC [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue		$ 34,058	$ 27,166

[1]	Primarily from the United States